Related Party Balances (Tables)	12 Months Ended
Sep. 30, 2023
Related Party Balances [Abstract]
Schedule of Amount Due to the Related Parties	As of September 30, 2023, the amount due to the related parties consisted of the following:
Name	Amount (US$)	Relationship	Note
Qiong Jin	$602,355	Chairman of the Company	Other payables
Shareholders	5,000	Shareholders	Repurchase of ordinary shares
Total	$607,355
As of September 30, 2022, the amount due to the related parties consisted of the following:
Name	Amount (US$)	Relationship	Note
Qiong Jin	$899,965	Chairman of the Company	Other payables
Shareholders	5,000	Shareholders	Repurchase of ordinary shares
Total	$904,965